NORTHERN LIGHTS VARIABLE TRUST

May 1, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Variable Trust	-

7Twelve Balanced Portfolio

BTS Tactical Fixed Income VIT Fund

Power Income VIT Fund

Power Dividend Index VIT Fund

Power Momentum Index VIT Fund

Probabilities VIT Fund

TOPS ® Conservative ETF Portfolio

TOPS ® Balanced ETF Portfolio

TOPS ® Moderate Growth ETF Portfolio

TOPS ® Growth ETF Portfolio

TOPS ® Aggressive Growth ETF Portfolio

TOPS ® Managed Risk Balanced ETF Portfolio

TOPS ® Managed Risk Moderate Growth ETF Portfolio

TOPS ® Managed Risk Growth ETF Portfolio

TOPS ® Managed Risk Flex ETF Portfolio

Post-Effective Amendment No. 240, 241, 242, 243, 244 and 245 to the Registration Statement on Form N-1A (File No. 333- 131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf 7Twelve Balanced Portfolio, BTS Tactical Fixed Income VIT Fund, Power Income VIT Fund, Power Dividend Index VIT Fund, Power Momentum Index VIT Fund, Probabilities VIT Fund, and TOPS® Conservative ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio, TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS ® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to

1

paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
7Twelve Balanced Portfolio	240	0001580642-20-001690	4/21/2020
BTS Tactical Fixed Income VIT Fund	241	0001580642-20-001694	4/21/2020
Power Income VIT Fund	242	0001580642-20-001697	4/21/2020
Power Dividend Index VIT Fund	242	0001580642-20-001697	4/21/2020
Power Momentum Index VIT Fund	242	0001580642-20-001697	4/21/2020
Probabilities VIT Fund	243	0001580642-20-001698	4/21/2020
TOPS ® Conservative ETF Portfolio	244	0001580642-20-001700	4/22/2020
TOPS ® Balanced ETF Portfolio	244	0001580642-20-001700	4/22/2020
TOPS ® Moderate Growth ETF Portfolio	244	0001580642-20-001700	4/22/2020
TOPS ® Growth ETF Portfolio	244	0001580642-20-001700	4/22/2020
TOPS ® Aggressive Growth ETF Portfolio	244	0001580642-20-001700	4/22/2020
TOPS ® Managed Risk Balanced ETF Portfolio	244	0001580642-20-001700	4/22/2020
TOPS ® Managed Risk Moderate Growth ETF Portfolio	244	0001580642-20-001700	4/22/2020
TOPS ® Managed Risk Growth ETF Portfolio	244	0001580642-20-001700	4/22/2020
TOPS ® Managed Risk Flex ETF Portfolio	245	0001580642-20-001701	4/22/2020

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to Stephanie Shearer at (631) 470-2633.

Very truly yours,

/s/Stephanie Shearer
Stephanie Shearer

Secretary

2